LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of anti dilutive securities excluded from computation of earnings per share

	September 30,
	2025	2024
Warrants	140,922,530	140,961,864
Convertible preferred stock	1,250,000,000	1,250,000,000
Total	1,390,922,530	1,390,961,864

	December 31,
	2024	2023
Warrants	140,955,729	116,010.720
Convertible notes	-	-
Convertible preferred stock	1,250,000,000	1,250,000,000
Total	1,390,955,729	1,366,010,720